Operating Lease Assets (Details)	Sep. 30, 2025	Dec. 31, 2024
Operating Lease Assets [Line Items]
Operating lease, right-of-use assets discount rate	10.00%	10.00%
Minimum [Member]
Operating Lease Assets [Line Items]
Period for lease contracts	1 year	1 year
Maximum [Member]
Operating Lease Assets [Line Items]
Period for lease contracts	4 years	4 years